Average Annual Total Returns (Vanguard LifeStrategy Growth Fund Retail)	Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Growth Composite Index Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.18%	6.37%	4.51%	12.47%	(3.39%)	7.54%
Five Years	10.81%	10.16%	8.51%	15.72%	4.93%	11.10%
Ten Years	6.21%	5.65%	4.90%	8.09%	5.79%	6.70%